UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      July 24, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    12868

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CENVEO INC                     COMMON STOCK     15670S105      285    15901 SH       SOLE                  15901        0        0
D D.R. HORTON INC  COM STK       COMMON STOCK     23331A109     1215    51000 SH       SOLE                  51000        0        0
D FREESCALE SEMICONDUCTOR COM    COMMON STOCK     35687M107     1111    38300 SH       SOLE                  38300        0        0
D ISHARES RUSSELL 2000           US ETF'S - US TR 464287655     3013    42000 SH       SOLE                  42000        0        0
D MOVIE GALLERY INC  COM STK     COMMON STOCK     624581104      960   154522 SH       SOLE                 154522        0        0
D PW EAGLE INC COM STK           COMMON STOCK     69366Y108     1852    61227 SH       SOLE                  61227        0        0
D TECHNICAL OLYMPIC US A INC COM COMMON STOCK     878483106      215    15000 SH       SOLE                  15000        0        0
D WASHINGTON GROUP INT L INC COM COMMON STOCK     938862208     2874    53878 SH       SOLE                  53878        0        0
D WPCS INTERNATIONAL INC NEW     COMMON STOCK     92931L203     1343   180694 SH       SOLE                 180694        0        0
S REPORT SUMMARY                  9 DATA RECORDS               12868        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED